11. SEGMENT INFORMATION (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
SEGMENT INFORMATION
Identifiable Assets	$ 86,599,411	$ 97,395,105
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	47,039,267	49,405,542
Canada [Member]
SEGMENT INFORMATION
Identifiable Assets	37,887,622	45,822,245
Australia [Member]
SEGMENT INFORMATION
Identifiable Assets	994,683	1,642,736
Mongolia [Member]
SEGMENT INFORMATION
Identifiable Assets	661,114	504,408
Other [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 16,725	$ 20,174